Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies, by Policy (Policies) [Line Items]
Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in consolidated financial statements in accordance with GAAP have been omitted. In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

All significant intercompany balances and transactions have been eliminated in consolidation.

The condensed consolidated balance sheet at December 31, 2023 has been derived from the audited consolidated financial statements at that date, but does not include all disclosures, including notes, required by GAAP for complete financial statements. The unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying footnotes included in the Company’s Annual Report on Form S-1 for its year ended December 31, 2023.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company consolidates a variable interest entity (“VIE”) when the Company possesses both the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. All significant intercompany transactions and balances have been eliminated in consolidation.

Basis of Accounting	Basis of Accounting The accompanying condensed consolidated financial statements have been prepared on the accrual basis in accordance with accounting principles generally accepted under GAAP.

Basis of Accounting

The accompanying consolidated financial statements have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

Management of the Company is required to make certain estimates, judgments, and assumptions during the preparation of its condensed consolidated financial statements in accordance with GAAP. The Company believes that these estimates, judgments and assumptions are reasonable under the circumstances. These estimates, judgments, and assumptions impact the reported amounts of assets, liabilities, revenue, and expenses, and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Changes in such estimates could affect amounts reported in future periods. On an ongoing basis, the Company evaluates its estimates and judgments including those related to: liquidity and going concern, the useful lives and recoverability of property and equipment and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the carrying value of accounts receivable, including the determination of the allowance for credit losses; inventory, including the determination of allowances for estimated excess or obsolescence; the fair value of warrants; the fair value of acquisition- related contingent consideration arrangements; unrecognized tax benefits; legal contingencies; the incremental borrowing rate for the Company’s leases; and the valuation of stock-based compensation, among others.

Use of Estimates

Management of the Company is required to make certain estimates, judgments, and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. The Company believes that these estimates, judgments and assumptions are reasonable under the circumstances. These estimates, judgments, and assumptions impact the reported amounts of assets, liabilities, revenue, and expenses, and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates. Changes in such estimates could affect amounts reported in future periods. On an ongoing basis, the Company evaluates its estimates and judgments including those related to: liquidity and going concern, the useful lives and recoverability of property and equipment and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the carrying value of accounts receivable, including the determination of the allowance for credit losses; inventory, including the determination of allowances for estimated excess or obsolescence; the fair value of warrants; the fair value of acquisition-related contingent consideration arrangements; unrecognized tax benefits; legal contingencies; the incremental borrowing rate for the Company’s leases; and the valuation of stock-based compensation, among others.

Emerging Growth Company Status

Emerging Growth Company Status

Following the consummation of the proposed business combination transaction with Plum, the Company is expected to be a publicly traded company and an emerging growth company (“EGC”), as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. In anticipation of the closing the business combination transaction with Plum, the Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may not be comparable to the financial statements of companies that comply with the new or revised accounting pronouncements as of dates effective for public companies. Refer to Note 1 - Description of the Business for further information regarding the proposed business combination transaction.

Segment Information

Segment Information

The Company operates as a single operating segment. The chief operating decision maker is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated revenue information. Accordingly, the Company has determined that it has a single reportable segment and operating segment.

Segment Information

The Company operates as a single operating segment. The chief operating decision maker is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis, accompanied by disaggregated revenue information. Accordingly, the Company has determined that it has a single reportable segment and operating segment.

Fair Value Measurement

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable:

Level 1 -	Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
Level 2 -	Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active, and inputs that are derived principally from or corroborated by observable market data.
Level 3 -	Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.

The Company issued preferred stock warrants and common stock warrants classified as equity securities which do not require recurring fair value measurement. Refer to Note 9 - Incentive Plans for the assumptions used in estimating the fair value of such common stock warrants.

Recurring Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities for which it is practicable to estimate fair value:

Money market funds - The carrying amount of money market funds approximates fair value and is classified within Level 1 because the fair value is determined through quoted market prices.

Private Warrants - The carrying value of the warrants is classified within Level 2 because the fair value is determined through quoted market prices, which are valued using the closing market price of the public warrants as the private placement warrants have terms and provisions that are identical to those of the public warrants.

Contingent Financing Asset - The initial measurement of the Contingent Financing Asset is classified within Level 1 because the fair value is determined through quoted market prices.

Convertible Note Option Liability - The initial measurement and carrying value of the conversion option is classified within Level 3 because the fair value is determined through an option pricing model.

Earn-Out - The initial measurement and carrying value is classified within Level 3 because the fair value is determined through Monte Carlo simulation.

The Company’s remaining financial instruments that are measured at fair value on a recurring basis consist primarily of cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities. The Company believes their carrying values are representative of their fair values due to their short-term maturities.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last is considered unobservable:

Level 1 -	Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.

Level 2 -	Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active, and inputs that are derived principally from or corroborated by observable market data.

Level 3 -	Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities.

The Company issued preferred stock warrants and common stock warrants classified as equity securities which do not require recurring fair value measurement. See Note 9 - Stock-Based Compensation for the assumptions used in estimating the fair value of such common stock warrants.

Recurring Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities for which it is practicable to estimate fair value:

Money market funds - The carrying amount of money market funds approximates fair value and is classified within Level 1 because the fair value is determined through quoted market prices.

The Company’s remaining financial instruments that are measured at fair value on a recurring basis consist primarily of cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities. The Company believes their carrying values are representative of their fair values due to their short-term maturities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash balances are held in U.S. and European banks. Cash balances held in the U.S. are insured by the Federal Deposit Insurance Corporation subject to certain limitations. The Company maintains its cash balances in highly rated financial institutions. At times, cash balances may exceed federally insurable limits.

Cash and Cash Equivalents

Cash balances are held in U.S. and European banks. Cash balances held in the U.S. are insured by the Federal Deposit Insurance Corporation subject to certain limitations. The Company maintains its cash balances in highly rated financial institutions. At times, cash balances may exceed federally insurable limits.

Restricted Cash	Restricted Cash The Company is not subject to any contractual agreement that contains restrictions on the Company’s use or withdrawal of its cash or cash equivalents.	Restricted Cash The Company is not subject to any contractual agreement that contains restrictions on the Company’s use or withdrawal of its cash or cash equivalents.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the satisfaction of distinct obligations to transfer goods and services to customers. The Company generates revenue from hardware sales and the sale of licenses and subscriptions. The Company applies a five-step approach as defined in ASC 606, Revenue from Contracts with Customers, in determining the amount and timing of revenue to be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when a corresponding performance obligation is satisfied. Most contracts with customers are to provide distinct products or services within a single contract. However, if a contract is separated into more than one performance obligation, the total transaction price is allocated to each performance obligation in an amount based on the estimated relative standalone selling price.

The Company earns revenue from the sale of its VeeaHub® devices, licenses and subscriptions. The Company generated revenue of $50,683 and $9,009,254 for the three months ended September 30, 2024 and 2023, respectively. The Company generated revenue of $108,264 and $9,040,359 for the nine months ended September 30, 2024 and 2023, respectively. Other than $9 million of revenue generated from the license of AdEdge™ in 2023, revenue has been immaterial for all periods presented and represented revenue earned from paid pilots for our VeeaHub® devices.

For licenses of technology, recognition of revenue is dependent upon whether the Company has delivered rights to the technology, and whether there are future performance obligations under the contract. Revenue from non-refundable upfront payments is recognized when the license is transferred to the customer and the Company has no other performance obligations. Revenue for licenses delivered under a subscription model having terms between one and twelve-months are recognized over-time. Subscription revenue is generated through sales of monthly subscriptions. Customers pay in advance for the licenses and subscriptions. Revenue is initially deferred and is recognized using the straight-line method over the term of the applicable subscription period.

Revenue from hardware sales is recognized at a point-in-time, which is generally at the point in time when products have been shipped, right to payment has been obtained and risk of loss has been transferred. Certain of the Company’s product performance obligations include proprietary operating system software, which typically is not considered separately identifiable. Therefore, sales of these products and the related software are considered one performance obligation.

Revenue from all sale types is recognized at the transaction price, the amount management expects to be entitled to in exchange for transferring goods or providing services. Transaction price is calculated as selling price net of variable consideration which may include estimates for future returns, price protection, warranties, and other customer incentive programs based upon the Company’s expectation and historical experience.

The Company contracts with customers under non-cancellable arrangements. While customers, including resellers, may cancel master purchase agreements under certain circumstances, customers may not cancel or modify purchase orders placed under the terms of such master purchase agreements. Each purchase order is therefore a contract with the customer, i.e., the purchase of a quantity of any given, single product; further, purchase orders do not commit the customer to purchase any further volumes over time. Contract modifications do not carry revenue recognition implications as no revenue is recognized until control over products, or intellectual property, as applicable, has transferred to the customer.

The Company has service arrangements where net sales are recognized over time. These arrangements include a variety of post-contract support service offerings, which are generally recognized over time as the services are provided, including maintenance and support services, and professional services to help customers maximize their utilization of deployed systems.

A contract liability for deferred revenue is recorded when consideration is received or is unconditionally due from a customer prior to transferring control of goods or services to the customer under the terms of a contract. Deferred revenue balances typically result from advance payments received from customers for product contracts or from billings in excess of revenue recognized on services arrangements. Deferred revenue balances were not significant as of September 30, 2024 and December 31, 2023.

Revenue Recognition

The Company recognizes revenue based on the satisfaction of distinct obligations to transfer goods and services to customers. The Company generates revenue from hardware sales and the sale of licenses and subscriptions. The Company applies a five-step approach as defined in ASC 606, Revenue from Contracts with Customers, in determining the amount and timing of revenue to be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when a corresponding performance obligation is satisfied. Most contracts with customers are to provide distinct products or services within a single contract. However, if a contract is separated into more than one performance obligation, the total transaction price is allocated to each performance obligation in an amount based on the estimated relative standalone selling price.

The Company earns revenue from the sale of its VeeaHub® devices, licenses and subscriptions. The Company generated revenue of $9,072,130 and $224,052 for the years ended December 31, 2023 and 2022, respectively. Other than $9 million of revenue generated from the license of AdEdge™ in 2023, revenue has been immaterial for all periods presented and represented revenue earned from paid pilots for our VeeaHub® devices.

For licenses of technology, recognition of revenue is dependent upon whether the Company has delivered rights to the technology, and whether there are future performance obligations under the contract. Revenue from non-refundable upfront payments is recognized when the license is transferred to the customer and the Company has no other performance obligations. Revenue for licenses delivered under a subscription model having terms between one and twelve-months are recognized over-time. Subscription revenue is generated through sales of monthly subscriptions. Customers pay in advance for the licenses and subscriptions. Revenue is initially deferred and is recognized using the straight-line method over the term of the applicable subscription period.

Revenue from hardware sales is recognized at a point-in-time, which is generally at the point in time when products have been shipped, right to payment has been obtained and risk of loss has been transferred. Certain of the Company’s product performance obligations include proprietary operating system software, which typically is not considered separately identifiable. Therefore, sales of these products and the related software are considered one performance obligation.

Revenue from all sale types is recognized at the transaction price, the amount management expects to be entitled to in exchange for transferring goods or providing services. Transaction price is calculated as selling price net of variable consideration which may include estimates for future returns, price protection, warranties, and other customer incentive programs based upon the Company’s expectation and historical experience.

The Company contracts with customers under non-cancellable arrangements. While customers, including resellers, may cancel master purchase agreements under certain circumstances, customers may not cancel or modify purchase orders placed under the terms of such master purchase agreements. Each purchase order is therefore a contract with the customer, i.e., the purchase of a quantity of any given, single product; further, purchase orders do not commit the customer to purchase any further volumes over time. Contract modifications do not carry revenue recognition implications as no revenue is recognized until control over products, or intellectual property, as applicable, has transferred to the customer.

The Company has service arrangements where net sales are recognized over time. These arrangements include a variety of post-contract support service offerings, which are generally recognized over time as the services are provided, including maintenance and support services, and professional services to help customers maximize their utilization of deployed systems.

A contract liability for deferred revenue is recorded when consideration is received or is unconditionally due from a customer prior to transferring control of goods or services to the customer under the terms of a contract. Deferred revenue balances typically result from advance payments received from customers for product contracts or from billings in excess of revenue recognized on services arrangements. Deferred revenue balances were not significant as of December 31, 2023 and December 31, 2022.

Disaggregation of Revenue

The following tables summarize revenue from contracts with customers for the year ended December 31, 2023 and 2022, respectively:

	Years Ended December 31,
	2023	2022
Hardware, net	$22,612	$188,244
License	9,006,716	6,531
Subscription	243	5,366
Others	42,559	23,911
Total revenue	$9,072,130	$224,052
	Years Ended December 31,
	2023	2022
United States	$52,133	$175,327
Republic of Korea	13,878	34,362
Rest of the world	9,006,119	14,363
Total revenue	$9,072,130	$224,052

Warranties Policy Text Block

Warranties

The Company accrues the estimated cost of product warranties at the time of recognizing revenue. The Company’s standard product warranty terms generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. The Company actively monitors and evaluates the quality of its component suppliers. The estimated warranty obligation is based on contractual warranty terms, repair costs, and the Company’s baseline experience. The Company’s standard warranty terms are twelve months. Warranty expense was not significant for the three and nine months ended September 30, 2024 and 2023.

Warranties

The Company accrues the estimated cost of product warranties at the time of recognizing revenue. The Company’s standard product warranty terms generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. The Company actively monitors and evaluates the quality of its component suppliers. The estimated warranty obligation is based on contractual warranty terms, repair costs, and the Company’s baseline experience. The Company’s standard warranty terms are twelve months. Warranty expense was not significant for the years ended December 31, 2023 and December 31, 2022.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recognized and carried at billed amounts less an allowance for credit losses. The Company adopted the Current Expected Credit Losses (“CECL”) guidance effective January 1, 2023. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Credit loss expense and allowance for credit losses were not significant as of September 30, 2024 and December 31, 2023, and for the three and nine months ended September 30, 2024 and 2023.

Accounts Receivable

Trade accounts receivable are recognized and carried at billed amounts less an allowance for credit losses. The Company adopted the Current Expected Credit Losses (“CECL”) guidance effective January 1, 2023. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations. Credit loss expense and allowance for credit losses were not significant as of, and for the years ended, December 31, 2023 and December 31, 2022.

Inventory

Inventory

The Company values inventory at the lower of cost or net realizable value. Cost is computed using standard cost which approximates actual cost on a first-in, first-out basis. At each reporting period, the Company assesses the value of its inventory and writes down the cost of inventory to its net realizable value if required, for estimated excess or obsolescence. Factors influencing these adjustments include changes in future demand forecasts, market conditions, technological changes, product life cycle and development plans, component cost trends, product pricing, physical deterioration, and quality issues. The write down for excess or obsolescence is charged to the provision for inventory, which is a component of Cost of Goods Sold in the Company’s consolidated statements of operations and comprehensive loss. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Inventory

The Company values inventory at the lower of cost or net realizable value. Cost is computed using standard cost which approximates actual cost on a first-in, first-out basis. At each reporting period, the Company assesses the value of its inventory and writes down the cost of inventory to its net realizable value if required, for estimated excess or obsolescence. Factors influencing these adjustments include changes in future demand forecasts, market conditions, technological changes, product life cycle and development plans, component cost trends, product pricing, physical deterioration, and quality issues. The write down for excess or obsolescence is charged to the provision for inventory, which is a component of Cost of Goods Sold in the Company’s consolidated statements of operations and comprehensive loss. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Cost of Goods Sold

Cost of Goods Sold

Cost of goods sold consists primarily of the cost of finished goods, components purchased for manufacturing and freight. Cost of goods sold also includes third-party vendor costs related to cloud hosting fees.

Cost of Goods Sold

Cost of goods sold consists primarily of the cost of finished goods, components purchased for manufacturing and freight. Cost of goods sold also includes third-party vendor costs related to cloud hosting fees.

Shipping and Handling

Shipping and Handling

The Company considers shipping and handling to customers to represent activities performed in fulfilling the contract with the customer. When shipping is charged to the customer, the Company nets such charges against actual shipping costs incurred.

Shipping and Handling

The Company considers shipping and handling to customers to represent activities performed in fulfilling the contract with the customer. When shipping is charged to the customer, the Company nets such charges against actual shipping costs incurred.

Tax Collected from Customers		Tax Collected from Customers Taxes imposed by governmental authorities on the Company’s revenue producing activities, such as sales taxes, are excluded from net sales.
Research and Development

Research and Development

Research and development (“R&D”) costs that do not meet the criteria for capitalization are expensed as incurred. R&D costs primarily consist of employee compensation, employee benefits, stock-based compensation related to technology developers and product management employees, as well as fees paid for outside services and materials.

Research and Development

Research and development (“R&D”) costs that do not meet the criteria for capitalization are expensed as incurred. R&D costs primarily consist of employee compensation, employee benefits, stock-based compensation related to technology developers and product management employees, as well as fees paid for outside services and materials.

Sales and Marketing

Sales and Marketing

Sales and marketing costs consist of compensation and other employee related costs for personnel engage in selling and marketing, and sales support functions. Selling expenses also include marketing, and the costs associated with customer evaluations. The Company does not incur advertising costs.

Sales and Marketing

Sales and marketing costs consist of compensation and other employee related costs for personnel engage in selling and marketing, and sales support functions. Selling expenses also include marketing, and the costs associated with customer evaluations. The Company does not incur advertising costs.

General and Administrative Expense

General and Administrative Expense

General and administrative expense consists of compensation expense (including stock-based compensation expense), executive management, finance, legal, tax, and human resources. General and administrative expense also include transaction costs, expenses associated with facilities, information technology, external professional services, legal costs and settlement of legal claims, unrealized foreign currency transaction gain/loss and other administrative expenses.

General and Administrative Expense

General and administrative expense consists of compensation expense (including stock-based compensation expense), executive management, finance, legal, tax, and human resources. General and administrative expense also include transaction costs, expenses associated with facilities, information technology, external professional services, legal costs and settlement of legal claims and other administrative expenses.

Property and Equipment, net

Property and Equipment, net

Property and equipment, net is stated at cost and depreciated on a straight-line basis of five to seven years for furniture and fixtures and five years for computer equipment. Leasehold improvements are capitalized and amortized over the shorter of their useful lives or remaining lease term. Repair and maintenance costs are charged to operations in the periods incurred. Upon retirement or sale, costs and related accumulated depreciation or amortization are removed from the balance sheets and the resulting gain or loss is included in operating expense in the Company’s consolidated statements of operations and comprehensive loss.

Property and Equipment, net

Property and equipment, net is stated at cost and depreciated on a straight-line basis of five to seven years for furniture and fixtures and five years for computer equipment. Leasehold improvements are capitalized and amortized over the shorter of their useful lives or remaining lease term. Repair and maintenance costs are charged to operations in the periods incurred. Upon retirement or sale, costs and related accumulated depreciation or amortization are removed from the balance sheets and the resulting gain or loss is included in operating expense in the Company’s consolidated statements of operations and comprehensive loss.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase consideration over the fair value of the net assets acquired. Goodwill is reviewed for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may be impaired. In conducting its annual impairment test, the Company first reviews qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If factors indicate that the fair value of the reporting unit is less than its carrying amount, the Company performs a quantitative assessment, and the fair value of the reporting unit is determined by analyzing the expected present value of future cash flows. If the carrying value of the reporting unit continues to exceed its fair value, the fair value of the reporting unit’s goodwill is calculated and an impairment loss equal to the excess is recorded. The Company’s goodwill was recorded in connection with an acquisition consummated in June 2018. The Company considers goodwill to have an indefinite life and is not amortized. As of September 30, 2024 and December 31, 2023, no events have occurred that would require impairment of goodwill.

Goodwill

Goodwill represents the excess of the aggregate purchase consideration over net assets acquired. Goodwill is reviewed for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may be impaired. In conducting its annual impairment test, the Company first reviews qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If factors indicate that the fair value of the reporting unit is less than its carrying amount, the Company performs a quantitative assessment, and the fair value of the reporting unit is determined by analyzing the expected present value of future cash flows. If the carrying value of the reporting unit continues to exceed its fair value, the fair value of the reporting unit’s goodwill is calculated and an impairment loss equal to the excess is recorded. The Company’s goodwill was recorded in connection with an acquisition consummated in June 2018. The Company considers goodwill to have an indefinite life and is not amortized. As of December 31, 2023 and 2022, no events have occurred that would require impairment of goodwill.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets with finite lives consist primarily of property and equipment, operating lease right-of-use assets, and intangible assets which are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Impairment of Long-Lived Assets

Long-lived assets with finite lives consist primarily of property and equipment, operating lease right-of-use assets, and intangible assets which are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the undiscounted future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation expense in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company measures and recognizes compensation expense for all stock-based awards based on estimated fair values on the date of the grant, recognized over the requisite service period. For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur.

Stock-Based Compensation

The Company accounts for stock-based compensation expense in accordance with ASC 718, Compensation-Stock Compensation (“ASC 718”). The Company measures and recognizes compensation expense for all stock-based awards based on estimated fair values on the date of the grant, recognized over the requisite service period. For awards that vest solely based on a service condition, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period. The Company accounts for forfeitures as they occur.

Income Taxes

Income Taxes

Effective June 8, 2018, the Company converted from an S Corporation to a C Corporation for federal and state income tax purposes. Accordingly, prior to the conversion to a C corporation, the Company did not record deferred tax assets or liabilities or have any net operating loss carryforwards. The Company is required to file tax returns in the U.S. federal jurisdiction and various states and local municipalities. Veea Systems Ltd. is governed by, and is required to file tax returns under, the Income Tax Law of the U.K. with a statutory income tax rate of 19%. In 2021, the Company established Veea SAS, a French entity with a statutory income tax rate of 25%.

Significant judgment is required in determining the Company’s uncertain tax positions. It is not expected that there will be a significant change in uncertain tax positions for the nine months ended September 30, 2024 and for the year ended December 31, 2023, respectively.

Income Taxes

Effective June 8, 2018, the Company converted from an S Corporation to a C Corporation for federal and state income tax purposes. Accordingly, prior to the conversion to a C corporation, the Company did not record deferred tax assets or liabilities or have any net operating loss carryforwards. The Company is required to file tax returns in the U.S. federal jurisdiction and various states and local municipalities. Veea Systems Ltd. is governed by, and is required to file tax returns under, the Income Tax Law of the U.K. with a statutory income tax rate of 19%. In 2021, the Company established Veea SAS, a French entity with a statutory income tax rate of 25%.

Significant judgment is required in determining the Company’s uncertain tax positions. For any period presented, it is not expected that there will be a significant change in uncertain tax positions for the years ended December 31, 2023 and December 31, 2022, respectively.

Foreign Operations and Foreign Currency Translation

Foreign Operations and Foreign Currency Translation

The currency of the primary economic environment in which the operations of the Company and its U.S. subsidiaries are conducted is the United States dollar (“USD”). Accordingly, the Company and all of its U.S. subsidiaries use USD as their functional currency. The results of the Company’s non-U.S. subsidiaries, whose functional currency are the local currencies of the economic environment in which they operate, are translated into USD in accordance with GAAP.

Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates during the year. Differences resulting from translation are presented in equity as accumulated other comprehensive loss. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Foreign currency transaction (gain) loss, mainly related to intercompany transactions, is included in the consolidated statements of operations. For the three months ended September 30, 2024 and September 30, 2023 transactions (gain) loss were $(1,831,743) and $926,965, respectively. For the nine months ended September 30, 2024 and September 30, 2023 such amounts were $(1,343,640) and $(86,019), respectively.

Foreign Operations and Foreign Currency Translation

The currency of the primary economic environment in which the operations of the Company and its U.S. subsidiaries are conducted is the United States dollar (“USD”). Accordingly, the Company and all of its U.S. subsidiaries use USD as their functional currency. The results of the Company’s non-U.S. subsidiaries, whose functional currency are the local currencies of the economic environment in which they operate, are translated into USD in accordance with GAAP.

Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates during the year. Differences resulting from translation are presented in equity as accumulated other comprehensive loss. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Foreign currency transaction gain (loss), mainly related to intercompany transactions, is included in the consolidated statements of operations. For the years ended December 31, 2023 and December 31, 2022 such amounts were $1,284,846 and $(2,193,685), respectively.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net. Other comprehensive income (loss), net is defined as revenue, expenses, gains, and losses that under GAAP are recorded as an element of stockholders’ deficit but are excluded from net loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from the consolidation of its foreign subsidiaries and is reported net of tax effects.

Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net. Other comprehensive income (loss), net is defined as revenue, expenses, gains, and losses that under GAAP are recorded as an element of stockholders’ deficit but are excluded from net loss. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from the consolidation of its foreign subsidiaries and is reported net of tax effects.

Investments

Investments

The Company holds non-marketable equity and other investments (“privately held investments”) which are included in noncurrent assets in the Company’s consolidated balance sheet. The Company monitors these investments for impairments and makes adjustments in carrying values if management determines that an impairment charge is required based primarily on the financial condition and near-term prospects of these investments.

Investments

The Company holds non-marketable equity and other investments (“privately held investments”) which are included in noncurrent assets in the Company’s consolidated balance sheet. The Company monitors these investments for impairments and makes adjustments in carrying values if management determines that an impairment charge is required based primarily on the financial condition and near-term prospects of these investments.

Concentration of Risks

Concentration of Risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents, and accounts receivable. Cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250,000. The Company has not experienced any losses in such accounts.

Concentration of Risks

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and cash equivalents, and accounts receivable. Cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit of $250,000. The Company has not experienced any losses in such accounts.

For the year ended December 31, 2023 one customer accounted for 99.2% of the Company’s revenue. For the year ended December 31, 2022, no customer accounted for 10% or more of the Company’s revenue. For the year ended December 31, 2023, one supplier accounted for 39.3% of the Company’s total supplier purchases. For the year ended December 31, 2022, two suppliers accounted for 37.1% and 35.8%, respectively, of the Company’s total supplier purchases.

As of December 31, 2023, two customers accounted for 36.3% and 23.4% of the Company’s accounts receivable, and no vendor accounted for 10% or more of the Company’s accounts payable balance. As of December 31, 2022, four customers accounted for 30.5%, 26.8%, 10.6% and 10.6% of the Company’s accounts receivable, and one vendor accounted for 49.5% of the Company’s accounts payable balance.

Earnings per Share

Earnings per Share, recasted

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the year. Diluted net loss per share is based upon the diluted weighted-average number of shares outstanding during the year. Diluted net loss per share gives effect to all potentially dilutive common share equivalents, including stock options, and warrants, to the extent they are dilutive. Refer to Note 14 - Earnings Per Share.

Earnings per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the year. Diluted net loss per share is based upon the diluted weighted-average number of shares outstanding during the year. Diluted net loss per share gives effect to all potentially dilutive common share equivalents, including stock options, and warrants, to the extent they are dilutive. Refer to Note 13 - Earnings Per Share.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at their fair value on each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in the Company’s consolidated statements of operations.

The Company accounts for the Public and Private warrants in accordance with guidance contained in ASC 815-40. Such guidance provides that because the Public warrants meet the criteria for equity treatment. Such guidance provides that because the Private warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability See Note 10 “Warrants” for further information.

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and at their fair value on each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss in the Company’s consolidated statements of operations.

Reclassification

Reclassification

Certain amounts from prior period financial statements have been reclassified to align with the presentation used in the current condensed consolidated financial statements for comparative purposes. These reclassifications had no material effect on the Company’s previously issued financial statements.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. In 2022, amortization of debt issuance costs of approximately $0.8 million was show in depreciation and amortization. In accordance with ASC 835, Interest Expenses, this has been reclassified to Interest Expense. These reclassifications had no effect on the reported results of operations.

Accounting Pronouncements Recently Adopted

Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the FASB’s guidance on the impairment of financial instruments. Topic 326 adds to GAAP an impairment model (known as the “current expected credit loss model”) that is based on expected losses rather than incurred losses. ASU 2016-13 is effective for the Company’s annual and interim periods beginning after December 15, 2022 with early adoption permitted. The Company adopted ASU 2016-13 beginning January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination as if it had originated the contracts. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. We adopted the ASU on January 1, 2023 and will apply the guidance prospectively for future acquisitions.

In September 2022, the FASB issued ASU 2022-04, “Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations,” which requires entities that use supplier finance programs in connection with the purchase of goods and services to disclose sufficient information about the program. The amendments do not affect the recognition, measurement or financial statement presentation of obligations covered by supplier finance programs. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, except for the amendment on roll-forward information, which is effective for fiscal years beginning after December 15, 2023. We adopted the ASU on January 1, 2023, and the adoption did not have a material impact on the Company’s condensed consolidated financial statements.

Accounting Pronouncements Recently Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which amends the FASB’s guidance on the impairment of financial instruments. Topic 326 adds to GAAP an impairment model (known as the “current expected credit loss model”) that is based on expected losses rather than incurred losses. ASU 2016-13 is effective for the Company’s annual and interim periods beginning after December 15, 2022 with early adoption permitted. The Company adopted ASU 2016-13 beginning January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers,” which requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination as if it had originated the contracts. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. We adopted the ASU on January 1, 2023 and will apply the guidance prospectively for future acquisitions.

In September 2022, the FASB issued ASU 2022-04, “Liabilities - Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations,” which requires entities that use supplier finance programs in connection with the purchase of goods and services to disclose sufficient information about the program. The amendments do not affect the recognition, measurement or financial statement presentation of obligations covered by supplier finance programs. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022, except for the amendment on roll-forward information, which is effective for fiscal years beginning after December 15, 2023. We adopted the ASU on January 1, 2023.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as reconciling items that meet a quantitative threshold. Further, the ASU requires additional disclosures on income tax expense and taxes paid, net of refunds received, by jurisdiction. The new standard is effective for annual periods beginning after December 15, 2024 on a prospective basis with the option to apply it retrospectively. Early adoption is permitted. The adoption of this guidance will result in the Company being required to include enhanced income tax related disclosures. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU includes amendments that expand the existing reportable segment disclosure requirements and requires disclosure of (i) significant expense categories and amounts by reportable segment as well as the segment’s profit or loss measure(s) that are regularly provided to the chief operating decision maker (the “CODM”) to allocate resources and assess performance; (ii) how the CODM uses each reported segment profit or loss measure to allocate resources and assess performance; (iii) the nature of other segment balances contributing to reported segment profit or loss that are not captured within segment revenues or expenses; and (iv) the title and position of the individual or name of the group or committee identified as the CODM. This guidance requires retrospective application to all prior periods presented in the financial statements and is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance will result in the Company being required to include enhanced disclosures relating to its reportable segments. The Company is currently evaluating the impact this standard will have on its condensed consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions,” which clarifies that contractual sale restrictions are not considered in measuring fair value of equity securities and requires additional disclosures for equity securities subject to contractual sale restrictions. The standard is effective for public companies for fiscal years beginning after December 15, 2023. Early adoption is permitted. This accounting standard update is not expected to have a material impact on our consolidated financial statements as the amendments align with our existing policy.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which will add required disclosures of significant expenses for each reportable segment, as well as certain other disclosures to help investors understand how the chief operating decision maker (“CODM”) evaluates segment expenses and operating results. The new standard will also allow disclosure of multiple measures of segment profitability if those measures are used to allocate resources and assess performance. The amendments will be effective for public companies for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. We are currently evaluating the impact of this accounting standard update on our consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. Early adoption is permitted. We are currently evaluating the impact of this accounting standard update on our consolidated financial statements.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Business Combinations

Business Combinations

The Company evaluates whether acquired net assets should be accounted for as a business combination or an asset acquisition by first applying a screen test to determine whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the transaction is accounted for as an asset acquisition. If not, the Company applies its judgement to determine whether the acquired net assets meets the definition of a business by considering if the set includes an acquired input, process, and the ability to create outputs.

The Company accounts for business combinations using the acquisition method when it has obtained control. The Company measures goodwill as the fair value of the consideration transferred including the fair value of any non-controlling interest recognized, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at their fair value as of the acquisition date. Transaction costs, other than those associated with the issuance of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.

Any contingent consideration (i.e., Earn-out liabilities) is measured at fair value at the acquisition date. For contingent consideration that do not meet all the criteria for equity classification, such contingent consideration are required to be recorded at their initial fair value at the acquisition date, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified contingent consideration are recognized on the consolidated statements of operations in the period of change.

When the initial accounting for a business combination has not been finalized by the end of the reporting period in which the transaction occurs, the Company reports provisional amounts. Provisional amounts are adjusted during the measurement period, which does not exceed one year from the acquisition date. These adjustments, or recognition of additional assets or liabilities, reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Tax Collected from Customers	Tax Collected from Customers Taxes imposed by governmental authorities on the Company’s revenue producing activities, such as sales taxes, are excluded from net sales.
Convertible Note Payable

Convertible Note Payable

When the Company issues convertible debt, it first evaluates the balance sheet classification of the convertible instrument in its entirety to determine (1) whether the instrument should be classified as a liability under ASC 480, Distinguishing Liabilities from Equity, and (2) whether the conversion feature should be accounted for separately from the host instrument. A conversion feature of a convertible debt instrument would be separated from the convertible instrument and classified as a derivative liability if the conversion feature, were it a standalone instrument, meets the definition of a “derivative” in ASC 815, Derivatives and Hedging. When a conversion feature meets the definition of an embedded derivative, it would be separated from the host instrument and classified as a derivative liability carried on the consolidated balance sheet at fair value, with any changes in its fair value recognized currently in the consolidated statements of operations. See Note 7 “Debt” for further information.

Contingent Financing Asset

Contingent Financing Asset

The Company recorded a contingent financing asset on the condensed consolidated balance sheets for the fair value of the Transferred Shares issued to Investors for the unfunded portion of the Convertible Notes Payable. See Note 7 “Debt” for further information.

PLUM ACQUISITION CORP. I [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Merger Sub I and Merger Sub II. There has been no intercompany activity since inception.

Basis of Accounting

Basis of Presentation

The accompanying consolidated financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the subscription and forward purchase agreements and warrants liabilities. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.

Emerging Growth Company Status

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Fair Value Measurement

Fair Value Measurements

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 -	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses, and promissory note to related parties are estimated to approximate the carrying values as of December 31, 2023 and 2022 due to the short maturities of such instruments. See Note 7 for additional information on assets and liabilities measured at fair value.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2023 and 2022, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be an Cayman Islands exempted company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Earnings per Share

Net (Loss) Income per Ordinary Share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A ordinary shares and Class B ordinary shares. Earnings and losses are shared pro rata between the two classes of shares. The potential 12,640,544 ordinary shares for outstanding warrants to purchase the Company’s shares were excluded from diluted earnings per share for the year ended December 31, 2023 and 2022 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net (loss) income per ordinary share is the same as basic net (loss) income per ordinary share for the period. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary share:

	For the Year Ended December 31, 2023
	Class A
	ordinary share
	subject
	to possible
	redemption	Class A	Class B
NUMERATOR
Allocation of net (loss)	$(19,192)	$(4,682)	$(10,853)

DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	9,858,573	2,405,055	5,575,354

Basic and diluted net (loss) income per shares	$(0.00)	$(0.00)	$(0.00)
	For the Year Ended December 31, 2022
	Class A ordinary share subject to possible redemption	Class B ordinary share
Numerator
Allocation of net income	$8,462,500	$2,115,625
Denominator
Weighted average shares outstanding	31,921,634	7,980,409
Basic and diluted net income per share	$0.27	$0.27

Accounting Pronouncements Recently Adopted

Recent Accounting Standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Investments Held in Trust Account

Investments Held in Trust Account

At December 31, 2023 and 2022, funds held in the Trust Account include $35,555,976 and $323,911,642, respectively, of investments held in a money market fund characterized as Level 1 investments within the fair value hierarchy under ASC 820 (as defined below). The Company classifies its money market fund as trading securities in accordance with ASC 320 “Investments - Debt and Equity Securities.”

Convertible Promissory Note

Convertible Promissory Note

The Company accounts for its convertible promissory note under ASC 815, “Derivatives and Hedging” (“ASC 815”). Under 815-15-25, the election can be at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825, “Financial Instruments” (“ASC 825”). The Company has made such election for its convertible promissory note. Using fair value option, the convertible promissory note is required to be recorded at its initial fair value on the date of issuance and each balance sheet date thereafter. Differences between the face value of the note and fair value at issuance are recognized as either an expense in the consolidated statements of operations (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the notes are recognized as non-cash gains or losses in the consolidated statements of operations.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in FASB ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets.

As of December 31, 2023 and 2022, the ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled in the following table:

Ordinary shares subject to possible redemption, December 31, 2021	$319,216,340
Plus:
Accretion adjustment of carrying value to redemption value	4,695,302
Ordinary shares subject to possible redemption, December 31, 2022	$323,911,642
Less:
Redemptions of ordinary shares	(294,254,572)
Plus:
Accretion adjustment of carrying value to redemption value	5,898,906
Ordinary shares subject to possible redemption, December 31, 2023	$35,555,976

Offering Costs

Offering Costs

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A  - “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the Public Offering. Offering costs are charged to shareholders’ deficit or the consolidated statements of operations based on the relative value of the Warrants to the proceeds received from the Units sold upon the completion of the IPO.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, (excluding the promissory note and Warrants) which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the consolidated balance sheets.

Warrant Liabilities

Warrant Liabilities

The Company accounts for the Warrants as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the Warrants and applicable authoritative guidance in FASB ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the Warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the Warrants are indexed to the Company’s own ordinary shares and whether the holders of the Warrants could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the Warrants and as of each subsequent quarterly period end date while the Warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, such warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, liability-classified warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of such warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.

The Company accounts for the Public and Private warrants in accordance with guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability (See Note 6).

Forward Purchase Agreement

Forward Purchase Agreement

The Company evaluated the forward purchase agreement (“FPA”) to determine if such instrument is a derivative or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, will be re-assessed at the end of each reporting period. The 2,500,000 forward purchase securities were recognized as a derivative liability in accordance with ASC 815. Accordingly, the Company recognized the forward purchase securities as a liability at its fair value and adjust the instrument to its fair value at each reporting period. The liability will be subject to re-measurement at each balance sheet date until exercised. The fair value of the forward purchase securities is measured using a Probability Weighted Expected Return Model that values the FPA based on future projections of various potential outcomes.

On June 15, 2023, the Company received a termination notice (the “Notice”) from Sakuu Corporation (“Sakuu”), that terminated, effective June 14, 2023, the Business Combination Agreement, dated March 2, 2023, and in light of the termination of the Business Combination Agreement, the FPA was also terminated.

Subscription Agreements

Subscription Agreements

The Company analyzed its Subscription Agreements (as described in Note 6 and Note 9) under ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” and concluded that, (i) the Subscription Shares issuable under the Subscription Agreements are not required to be accounted for as a liability under ASC 480 or ASC 815, and (ii) bifurcation of a single derivative that comprises all of the fair value of the Subscription Share feature(s) (i.e., derivative instrument(s)) is not necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received from Polar and Palmeira have been recorded using the relative fair value method of accounting under ASC 470 “Debt”. As of December 31, 2023, the Sponsor received an aggregate of $2,359,975 under the Subscription Agreements of which $1,960,944 was funded to the Company.

Pursuant to ASC 470, the Company recorded the fair value of the subscription liability on the consolidated balance sheets using the relative fair value method and the related amortization of the debt discount on its consolidated statements of operations. The initial fair value of the subscription liability at issuance was estimated using a Black Scholes and Probability Weighted Expected Return Model.